DEBT AND CAPITAL LEASES (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013
Long-term debt and capital leases
2014 (classified as current)	$ 1.6
2015	5.7
2016	0.2
2017	249.7
2018	0.2
2019 and thereafter	$ 694.8